Deposits, Payments and Other Receivables, Net (Tables)	12 Months Ended
Sep. 30, 2025
Deposits, Payments and Other Receivables, Net [Abstract]
Schedule of Deposits, Payments and Other Receivables

Deposits, payments and other receivables, net consist of the following:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Payments for suppliers	1,571,422	9,313,656	1,308,281
Deferred IPO costs	10,961,224	-	-
Others	70,658	314,721	44,209
Total	12,603,304	9,628,377	1,352,490